UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1530

Name of Registrant:	Vanguard Explorer Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1:	Schedule of Investments

Vanguard Explorer Fund
Schedule of Investments
July 31, 2006

	Shares	Market Value ($000)

Common Stocks (96.9%)

Consumer Discretionary (16.4%)
* O'Reilly Automotive, Inc.	1,989,550	56,404
* Dollar Tree Stores, Inc.	1,113,264	29,613
* Lamar Advertising Co. Class A	579,660	28,427
Brinker International, Inc.	866,700	28,081
Thor Industries, Inc.	641,900	27,499
SCP Pool Corp.	705,700	27,473
Ethan Allen Interiors, Inc.	702,900	26,232
American Eagle Outfitters, Inc.	788,701	25,917
Aaron Rents, Inc. Class B	1,058,320	25,548
Claire's Stores, Inc.	1,010,600	25,295
* Guess ?, Inc.	589,300	25,104
* ITT Educational Services, Inc.	356,900	24,062
* Hibbett Sporting Goods, Inc.	1,204,473	23,800
Phillips-Van Heusen Corp.	633,500	22,508
Catalina Marketing Corp.	768,900	22,352
* AnnTaylor Stores Corp.	542,300	22,267
* Tractor Supply Co.	482,755	22,081
* DSW Inc. Class A	633,237	21,739
* The Dress Barn, Inc.	1,000,900	21,599
* Papa John's International, Inc.	670,633	21,554
* NVR, Inc.	42,560	21,067
* DreamWorks Animation SKG, Inc.	1,001,667	20,975
* Rare Hospitality International Inc.	769,665	20,242
Men's Wearhouse, Inc.	642,203	19,979
* Career Education Corp.	681,700	19,401
Harte-Hanks, Inc.	789,300	19,251
* TRW Automotive Holdings Corp.	738,800	19,135
Family Dollar Stores, Inc.	840,146	19,088
* Genesco, Inc.	694,200	18,792
* VistaPrint Ltd.	821,420	18,170
Ross Stores, Inc.	729,906	18,167
* Life Time Fitness, Inc.	399,275	18,087
* Quiksilver, Inc.	1,393,900	18,051
* TiVo Inc.	2,539,000	17,087
Polo Ralph Lauren Corp.	289,145	16,493
* Helen of Troy Ltd.	914,300	16,393
United Auto Group, Inc.	747,700	15,993
* Laureate Education Inc.	350,195	15,986
Tiffany & Co.	502,750	15,882
* Tween Brands, Inc.	419,200	15,603
* Valassis Communications, Inc.	750,300	15,404
Ryland Group, Inc.	373,700	15,266
Advance Auto Parts, Inc.	493,584	14,941
* priceline.com, Inc.	549,000	14,757
Circuit City Stores, Inc.	601,800	14,744
Tenma Corp.	773,000	14,709
* Penn National Gaming, Inc.	433,430	14,334
K-Swiss, Inc.	509,195	14,242
BorgWarner, Inc.	236,400	14,184
Borders Group, Inc.	742,300	14,111
* Coldwater Creek Inc.	706,374	14,078
* Bright Horizons Family Solutions, Inc.	362,593	13,942
* The Gymboree Corp.	413,500	13,861
*^ GameStop Corp. Class A	321,925	13,395
* Imax Corp.	1,237,000	13,360
* The Pantry, Inc.	262,002	12,914
* Carter's, Inc.	580,470	12,660
Service Corp. International	1,684,250	12,649
Harman International Industries, Inc.	157,325	12,617
* LodgeNet Entertainment Corp.	633,425	11,826
* Charming Shoppes, Inc.	1,105,700	11,400
Williams-Sonoma, Inc.	349,900	11,127
* Texas Roadhouse, Inc.	1,026,988	11,112
* Payless ShoeSource, Inc.	423,900	10,970
* DeVry, Inc.	511,975	10,803
*^ Select Comfort Corp.	533,376	10,748
* Harris Interactive Inc.	1,738,900	9,894
*^ The Goodyear Tire & Rubber Co.	883,003	9,713
Beazer Homes USA, Inc.	232,800	9,705
* Leapfrog Enterprises, Inc.	968,000	9,661
Applebee's International, Inc.	537,061	9,538
Ruby Tuesday, Inc.	431,500	9,476
* Ruth's Chris Steak House	524,100	9,303
Sinclair Broadcast Group, Inc.	1,089,146	9,171
Abercrombie & Fitch Co.	170,600	9,035
* Rent-A-Center, Inc.	333,100	8,970
Liz Claiborne, Inc.	252,700	8,933
Jackson Hewitt Tax Service Inc.	261,300	8,918
Choice Hotel International, Inc.	207,900	8,861
* Sotheby's	315,222	8,710
* Pacific Sunwear of California, Inc.	522,142	8,709
* Gaylord Entertainment Co.	225,975	8,637
* Charlotte Russe Holding Inc.	318,458	8,337
* Morningstar, Inc.	213,921	8,101
* Guitar Center, Inc.	190,330	8,093
* Columbia Sportswear Co.	155,800	7,746
* Timberland Co.	298,100	7,676
* Charter Communications, Inc.	5,742,800	7,580
Hilton Hotels Corp.	311,740	7,460
ADVO, Inc.	204,300	7,398
MDC Holdings, Inc.	166,609	7,269
John Wiley & Sons Class A	217,900	7,208
PETsMART, Inc.	302,755	7,133
^ Garmin Ltd.	74,600	7,086
CBRL Group, Inc.	216,051	7,058
^ Brookfield Homes Corp.	287,820	7,020
* The Children's Place Retail Stores, Inc.	125,500	7,005
Orient-Express Hotel Ltd.	184,125	6,711
Steven Madden, Ltd.	199,400	6,672
* Sonic Corp.	334,825	6,589
* Focus Media Holding Ltd. ADR	103,800	6,499
ServiceMaster Co.	627,700	6,459
* MarineMax, Inc.	306,508	6,452
Oakley, Inc.	381,200	6,175
Tupperware Corp.	339,100	5,853
* Build-A-Bear-Workshop, Inc.	275,000	5,797
* PetMed Express, Inc.	493,000	5,753
KB Home	135,100	5,744
* CEC Entertainment Inc.	191,250	5,648
Barnes & Noble, Inc.	167,254	5,606
* Cumulus Media Inc.	574,200	5,455
* Hollywood Media Corp.	1,561,823	5,451
OSI Restaurant Partners, Inc.	185,900	5,371
* Steiner Leisure Ltd.	131,909	5,300
Group 1 Automotive, Inc.	85,800	5,261
Kimball International, Inc. Class B	290,400	5,160
* Zumiez Inc.	168,600	5,046
*^ Deckers Outdoor Corp.	118,300	5,044
Domino's Pizza, Inc.	214,851	4,886
* Pinnacle Entertainment, Inc.	177,700	4,874
^ Pre-Paid Legal Services, Inc.	132,700	4,806
Darden Restaurants Inc.	138,800	4,691
Station Casinos, Inc.	85,500	4,690
* IAC/InterActiveCorp	195,705	4,640
Wolverine World Wide, Inc.	181,200	4,610
* Scientific Games Corp.	134,365	4,564
Fortune Brands, Inc.	61,115	4,432
* Fleetwood Enterprises, Inc.	621,700	4,427
* Burger King Holdings Inc.	288,200	4,395
Talbots Inc.	212,200	4,378
Building Materials Holding Corp.	201,100	4,310
Oxford Industries, Inc.	121,200	4,298
Cato Corp. Class A	175,400	4,266
Dow Jones & Co., Inc.	119,500	4,187
* Fossil, Inc.	227,250	4,127
* The Wet Seal, Inc. Class A	876,700	4,059
* JAKKS Pacific, Inc.	242,400	3,997
* Hovnanian Enterprises Inc. Class A	143,300	3,925
* Champion Enterprises, Inc.	588,700	3,903
GTECH Holdings Corp.	115,400	3,888
* Red Robin Gourmet Burgers, Inc.	98,475	3,826
* Urban Outfitters, Inc.	261,120	3,810
* CarMax, Inc.	109,300	3,804
*^ Conn's, Inc.	145,200	3,735
Winnebago Industries, Inc.	128,400	3,712
Meredith Corp.	78,200	3,693
Standard Pacific Corp.	163,700	3,655
Regis Corp.	102,300	3,445
*^ Chipotle Mexican Grill, Inc.	65,000	3,413
* Tenneco Automotive, Inc.	145,800	3,387
IHOP Corp.	73,300	3,332
Stein Mart, Inc.	256,286	3,303
Harrah's Entertainment, Inc.	53,705	3,228
Polaris Industries, Inc.	83,400	3,188
* Drew Industries, Inc.	135,100	3,152
RadioShack Corp.	192,600	3,114
*^ Jos. A. Bank Clothiers, Inc.	120,731	3,040
* Steak n Shake Co.	200,100	2,957
* WMS Industries, Inc.	110,468	2,931
* Aeropostale, Inc.	99,100	2,746
* The Cheesecake Factory Inc.	118,110	2,699
The Stanley Works	58,800	2,668
Warner Music Group Corp.	107,400	2,615
Dover Downs Gaming & Entertainment, Inc.	162,450	2,607
World Wrestling Entertainment, Inc.	154,500	2,521
*^ Citi Trends Inc.	83,577	2,480
* Interpublic Group of Cos., Inc.	289,300	2,369
* Entravision Communications Corp.	297,800	2,317
M/I Homes, Inc.	66,500	2,143
^ Charles & Colvard Ltd.	181,125	2,135
* RCN Corp.	87,991	2,112
* Keystone Automotive Industries, Inc.	47,300	2,017
Blyth, Inc.	115,400	2,016
Boyd Gaming Corp.	59,600	1,999
Matthews International Corp.	57,300	1,968
* McCormick & Schmick's Seafood Restaurants, Inc.	100,900	1,948
* XM Satellite Radio Holdings, Inc.	164,600	1,909
* Monarch Casino & Resort, Inc.	100,987	1,903
Christopher & Banks Corp.	66,500	1,875
* Blount International, Inc.	169,300	1,845
* Gemstar-TV Guide International, Inc.	624,971	1,800
* Volcom, Inc.	86,800	1,747
*^ Netflix.com, Inc.	80,500	1,666
Kenneth Cole Productions, Inc.	65,900	1,588
*^ Tempur-Pedic International Inc.	108,200	1,569
CKE Restaurants Inc.	98,000	1,509
The McClatchy Co. Class A	35,500	1,505
* Getty Images, Inc.	29,400	1,372
* Live Nation	65,300	1,369
* Isle of Capri Casinos, Inc.	56,200	1,328
* Lodgian, Inc.	108,700	1,305
Brunswick Corp.	43,500	1,286
* Jack in the Box Inc.	30,000	1,183
* Meritage Corp.	24,700	958
* MTR Gaming Group Inc.	107,000	932
bebe stores, inc	45,637	706
* Hot Topic, Inc.	44,600	656
* Spanish Broadcasting System, Inc.	138,300	638
Saks Inc.	38,400	620
* Lincoln Educational Services	27,927	504
* Denny's Corp.	175,088	488
* Interface, Inc.	35,911	441
* Dick's Sporting Goods, Inc.	9,200	335
* Skechers U.S.A., Inc.	13,800	301
Courier Corp.	8,081	289
* Buffalo Wild Wings Inc.	7,800	251
* Visteon Corp.	23,000	164
* Vail Resorts Inc.	4,200	145
Value Line, Inc.	2,100	85
Stage Stores, Inc.	2,135	63
Deb Shops, Inc.	1,757	42

		1,851,816

Consumer Staples (2.0%)
* Central Garden and Pet Co.	555,387	21,960
* Hansen Natural Corp.	406,800	18,709
* Energizer Holdings, Inc.	270,400	17,206
* Performance Food Group Co.	597,600	16,655
Alberto-Culver Co. Class B	327,400	15,957
Brown-Forman Corp. Class B	201,900	14,830
Nu Skin Enterprises, Inc.	890,800	12,738
Longs Drug Stores, Inc.	270,832	11,137
* NBTY, Inc.	371,148	10,960
Flowers Foods, Inc.	364,500	10,381
The Great Atlantic & Pacific Tea Co., Inc.	383,000	9,096
*^ Wild Oats Markets Inc.	392,873	7,028
* American Italian Pasta Co.	623,000	5,177
Sanderson Farms, Inc.	169,100	4,381
* Revlon, Inc. Class A	4,254,333	3,999
Lancaster Colony Corp.	94,381	3,617
* Jones Soda Co. Private Placement	387,800	3,603
Church & Dwight, Inc.	91,300	3,332
* BJ's Wholesale Club, Inc.	112,400	3,201
Vector Group Ltd.	186,400	3,018
Andersons, Inc.	78,400	2,931
* Playtex Products, Inc.	229,600	2,599
McCormick & Co., Inc.	70,000	2,454
*^ USANA Health Sciences, Inc.	51,400	2,280
* Smithfield Foods, Inc.	75,000	2,134
*^ Parlux Fragrances, Inc.	196,025	1,811
Tootsie Roll Industries, Inc.	64,000	1,738
* Pathmark Stores, Inc.	192,400	1,649
* Ralcorp Holdings, Inc.	34,100	1,421
Premium Standard Farms Inc.	79,100	1,337
^ National Beverage Corp.	75,700	1,246
^ MGP Ingredients, Inc.	51,800	1,193
Seaboard Corp.	951	1,084
J & J Snack Foods Corp.	33,390	1,005
WD-40 Co.	27,468	896
^ Mannatech, Inc.	60,400	876
Alico, Inc.	8,400	458
Spartan Stores, Inc.	30,000	450
Casey's General Stores, Inc.	18,200	412

		224,959

Energy (7.5%)
* Helix Energy Solutions Group, Inc.	1,849,500	72,112
Tidewater Inc.	1,192,450	56,892
St. Mary Land & Exploration Co.	1,256,600	54,034
* Grant Prideco, Inc.	1,058,850	48,188
Frontier Oil Corp.	843,300	29,726
* FMC Technologies Inc.	395,400	24,918
Patterson-UTI Energy, Inc.	800,021	22,657
* Comstock Resources, Inc.	732,900	21,562
* Hornbeck Offshore Services, Inc.	590,410	20,517
Holly Corp.	401,400	20,311
* Maverick Tube Corp.	315,000	20,094
* Western Oil Sands Inc.	863,800	19,840
* Giant Industries, Inc.	272,600	19,466
* Cameron International Corp.	360,530	18,174
Helmerich & Payne, Inc.	647,568	17,925
* OPTI Canada Inc.	915,600	17,660
* TETRA Technologies, Inc.	614,100	17,569
* Grey Wolf, Inc.	2,234,295	17,115
Tesoro Petroleum Corp.	226,800	16,965
RPC Inc.	718,100	16,516
* Superior Energy Services, Inc.	462,200	15,830
* Ultra Petroleum Corp.	263,500	15,431
* Atwood Oceanics, Inc.	315,000	14,783
* Unit Corp.	240,600	14,109
* Oil States International, Inc.	428,703	13,787
XTO Energy, Inc.	268,258	12,605
World Fuel Services Corp.	253,500	11,996
Todco Class A	294,359	11,218
Western Gas Resources, Inc.	165,400	10,030
* Veritas DGC Inc.	173,229	9,921
Rowan Cos., Inc.	279,100	9,453
Range Resources Corp.	303,926	8,543
* VeraSun Energy Corp.	342,400	8,389
CARBO Ceramics Inc.	212,450	8,262
* Hercules Offshore, Inc.	220,300	7,874
Cabot Oil & Gas Corp.	147,700	7,791
* NS Group Inc.	135,472	6,852
* Complete Production Services, Inc.	310,255	6,391
* Forest Oil Corp.	189,425	6,348
* Parker Drilling Co.	831,200	6,034
ENSCO International, Inc.	124,000	5,731
* Pioneer Drilling Co.	369,100	5,636
* Pride International, Inc.	186,000	5,556
Arch Coal, Inc.	139,800	5,304
* Oceaneering International, Inc.	103,500	4,525
Niko Resources Ltd.	77,475	4,340
W&T Offshore, Inc.	127,100	4,329
* Duvernay Oil Corp.	111,875	4,091
CONSOL Energy, Inc.	94,800	3,902
* National Oilwell Varco Inc.	56,380	3,780
Foundation Coal Holdings, Inc.	98,300	3,749
* W-H Energy Services, Inc.	62,600	3,444
* Denbury Resources, Inc.	94,900	3,290
Alon USA Energy, Inc.	190,300	7,294
* Vaalco Energy, Inc.	328,000	2,982
* SEACOR Holdings Inc.	35,900	2,920
* Bois d'Arc Energy, Inc.	175,600	2,915
* Callon Petroleum Co.	152,300	2,840
* NATCO Group Inc.	69,900	2,656
* Basic Energy Services Inc.	78,000	2,106
* Plains Exploration & Production Co.	41,600	1,829
* Bronco Drilling Co., Inc.	86,400	1,777
*^ Matrix Service Co.	143,400	1,727
*^ GMX Resources Inc.	34,600	1,181
* Petrohawk Energy Corp.	60,585	710
*^ GeoGlobal Resources Inc.	147,000	598
Massey Energy Co.	14,700	393
Lufkin Industries, Inc.	4,000	248
* Universal Compression Holdings, Inc.	3,600	229
* Energy Partners, Ltd.	9,158	166

		848,136

Financials (8.8%)
* Investment Technology Group, Inc.	931,000	46,885
*^ Affiliated Managers Group, Inc.	451,030	41,292
Cullen/Frost Bankers, Inc.	639,800	37,569
CapitalSource Inc. REIT	1,589,796	37,503
Jefferies Group, Inc.	1,321,100	34,322
W.R. Berkley Corp.	907,315	32,663
Cash America International Inc.	947,700	32,459
Aspen Insurance Holdings Ltd.	1,094,150	25,822
U-Store-It Trust REIT	1,229,000	23,425
* Nasdaq Stock Market Inc.	850,795	23,422
Brown & Brown, Inc.	595,400	18,690
* CB Richard Ellis Group, Inc.	756,610	17,803
Nuveen Investments, Inc. Class A	372,000	17,666
Reinsurance Group of America, Inc.	331,700	16,442
* First Cash Financial Services, Inc.	848,983	16,156
Redwood Trust, Inc. REIT	322,000	15,321
Apollo Investment Corp.	781,275	15,063
TCF Financial Corp.	552,500	14,868
Federated Investors, Inc.	478,999	14,854
^ The First Marblehead Corp.	323,853	14,832
International Bancshares Corp.	505,400	14,641
Hanover Insurance Group Inc.	311,300	14,407
United Dominion Realty Trust REIT	496,700	13,833
Webster Financial Corp.	286,208	13,498
* Conseco, Inc.	583,400	13,302
Platinum Underwriters Holdings, Ltd.	466,200	13,189
Investors Financial Services Corp.	287,195	12,872
UCBH Holdings, Inc.	760,550	12,686
IndyMac Bancorp, Inc.	292,500	12,358
Kilroy Realty Corp. REIT	167,000	12,340
* E*TRADE Financial Corp.	493,350	11,500
^ Corus Bankshares Inc.	482,700	11,146
First Community Bancorp	202,800	11,130
Equity Inns, Inc. REIT	703,100	11,088
HCC Insurance Holdings, Inc.	345,000	10,519
Forest City Enterprise Class A	201,200	10,040
Bank of Hawaii Corp.	189,300	9,378
Host Marriott Corp. REIT	430,345	9,132
* CompuCredit Corp.	279,140	9,120
The Phoenix Cos., Inc.	655,200	8,911
Essex Property Trust, Inc. REIT	75,400	8,829
Federal Realty Investment Trust REIT	121,200	8,793
Taubman Co. REIT	207,600	8,615
Jones Lang Lasalle Inc.	104,000	8,497
Willis Group Holdings Ltd.	256,775	8,353
Tanger Factory Outlet Centers, Inc. REIT	245,500	8,077
BankUnited Financial Corp.	270,669	8,009
* AmeriCredit Corp.	323,786	7,962
* Arch Capital Group Ltd.	128,725	7,834
Hancock Holding Co.	142,100	7,332
Raymond James Financial, Inc.	230,000	6,684
Janus Capital Group Inc.	381,900	6,183
Mid-America Apartment Communities, Inc. REIT	104,300	5,958
Equity Lifestyle Properties, Inc. REIT	138,330	5,944
Zenith National Insurance Corp.	143,777	5,748
Student Loan Corp.	31,800	5,716
Maguire Properties, Inc. REIT	150,000	5,612
Wilmington Trust Corp.	127,100	5,535
StanCorp Financial Group, Inc.	120,400	5,188
Advanta Corp. Class B	143,093	5,156
SL Green Realty Corp. REIT	44,900	5,132
ASTA Funding, Inc.	146,003	4,875
* Piper Jaffray Cos., Inc.	93,300	4,776
Nara Bancorp, Inc.	256,028	4,713
International Securities Exchange, Inc.	111,725	4,546
optionsXpress Holdings Inc.	167,000	4,372
Sterling Financial Corp.	135,432	4,330
Radian Group, Inc.	64,500	3,969
Leucadia National Corp.	142,100	3,912
* World Acceptance Corp.	89,151	3,700
Erie Indemnity Co. Class A	69,500	3,444
* Universal American Financial Corp.	266,700	3,307
American Financial Group, Inc.	74,300	3,129
SEI Investments Co.	57,400	2,805
Global Signal, Inc. REIT	61,300	2,798
Independent Bank Corp. (MI)	97,470	2,496
* Asset Acceptance Capital Corp.	132,513	2,409
Flagstar Bancorp, Inc.	165,200	2,405
Fremont General Corp.	135,300	2,402
Safety Insurance Group, Inc.	45,100	2,393
Advance America Cash Advance Centers Inc.	175,500	2,338
^ The St. Joe Co.	49,800	2,236
The PMI Group Inc.	51,900	2,204
* Thomas Weisel Partners Group, Inc.	139,400	2,097
* Argonaut Group, Inc.	71,008	2,071
Pan Pacific Retail Properties, Inc. REIT	27,700	1,914
First Republic Bank	42,400	1,803
Westamerica Bancorporation	37,100	1,785
BlackRock, Inc.	13,600	1,757
* Penson Worldwide, Inc.	102,320	1,745
Glimcher Realty Trust REIT	73,400	1,736
* Accredited Home Lenders Holding Co.	34,800	1,577
Suffolk Bancorp	49,100	1,563
* Primus Guaranty, Ltd.	122,386	1,444
Greenhill & Co., Inc.	24,800	1,437
Pacific Capital Bancorp	47,643	1,404
Wilshire Bancorp Inc.	74,200	1,400
Mills Corp. REIT	58,800	1,363
Wintrust Financial Corp.	26,163	1,256
* Trammell Crow Co.	35,400	1,220
*^ Tejon Ranch Co.	29,500	1,204
AmerUs Group Co.	17,600	1,181
Frontier Financial Corp.	30,169	1,165
City Holding Co.	29,636	1,148
Center Financial Corp.	44,000	1,096
Consolidated-Tomoka Land Co.	13,800	834
* GFI Group Inc.	13,527	776
Eaton Vance Corp.	27,500	681
Heritage Commerce Corp.	26,000	647
Capital Corp. of the West	17,000	536
Prosperity Bancshares, Inc.	12,525	441
Saul Centers, Inc. REIT	8,900	355
Bank of the Ozarks, Inc.	10,432	335
TriCo Bancshares	13,302	330
* Rewards Network Inc.	71,700	323
U.S.B. Holding Co., Inc.	13,900	306
S.Y. Bancorp, Inc.	10,000	295
Great Southern Bancorp, Inc.	8,900	245
* United PanAm Financial Corp.	8,300	158
Texas United Bancshares	4,550	148
People's Bank	1,800	65
Camden National Corp.	1,360	61

		990,765

Health Care (16.6%)
*^ Cephalon, Inc.	1,006,315	66,155
Pharmaceutical Product Development, Inc.	1,316,136	50,645
* Henry Schein, Inc.	1,063,295	50,411
* IDEXX Laboratories Corp.	535,802	47,418
* Health Net Inc.	914,800	38,394
Universal Health Services Class B	589,322	33,002
* Lincare Holdings, Inc.	932,500	32,460
* Respironics, Inc.	831,050	29,569
* ResMed Inc.	626,450	29,074
Manor Care, Inc.	560,107	28,033
DENTSPLY International Inc.	877,300	27,459
* Human Genome Sciences, Inc.	2,763,200	26,831
* Covance, Inc.	420,290	26,798
* Pediatrix Medical Group, Inc.	625,250	26,511
* Endo Pharmaceuticals Holdings, Inc.	845,690	26,276
Bausch & Lomb, Inc.	539,600	25,523
* Emdeon Corp.	2,119,251	25,496
* AMN Healthcare Services, Inc.	1,089,722	24,475
* Vertex Pharmaceuticals, Inc.	718,679	24,090
* Techne Corp.	477,074	23,706
* Genesis Healthcare Corp.	485,100	23,561
* Triad Hospitals, Inc.	601,700	23,448
* Millennium Pharmaceuticals, Inc.	2,321,100	22,793
* ICOS Corp.	984,463	22,485
* LifePoint Hospitals, Inc.	648,500	21,848
* Hologic, Inc.	480,546	21,581
* Intuitive Surgical, Inc.	203,564	19,379
* Medarex, Inc.	2,042,939	19,101
* Cyberonics, Inc.	889,200	19,056
* Celgene Corp.	390,125	18,683
* Alkermes, Inc.	1,087,508	18,662
Omnicare, Inc.	395,800	17,914
* Nektar Therapeutics	1,095,700	17,860
* King Pharmaceuticals, Inc.	1,009,900	17,188
* Advanced Medical Optics, Inc.	346,100	17,045
* Bruker BioSciences Corp.	2,666,960	15,575
* PDL BioPharma Inc.	858,500	15,462
* Cubist Pharmaceuticals, Inc.	666,270	15,271
* Barr Pharmaceuticals Inc.	305,825	15,218
Kissei Pharmaceutical Co.	847,000	15,062
* Healthways, Inc.	265,000	14,236
* Amylin Pharmaceuticals, Inc.	283,200	13,820
* Varian Medical Systems, Inc.	294,700	13,356
Hogy Medical Co., Ltd.	289,300	13,176
* Adams Respiratory Therapeutics, Inc.	281,412	12,585
* Community Health Systems, Inc.	345,800	12,539
* Qiagen NV	823,300	12,506
* United Surgical Partners International, Inc.	499,158	12,329
* Adolor Corp.	514,200	12,305
*^ Cerner Corp.	298,600	12,087
* Millipore Corp.	191,000	11,966
* Matria Healthcare, Inc.	483,300	11,923
* Edwards Lifesciences Corp.	261,700	11,578
Alpharma, Inc. Class A	484,700	10,945
* Zymogenetics, Inc.	579,137	10,928
* Watson Pharmaceuticals, Inc.	485,800	10,877
* IntraLase Corp.	627,000	10,872
* Sierra Health Services, Inc.	247,000	10,665
* Per-Se Technologies, Inc.	434,675	10,376
* QLT Inc.	1,384,900	9,791
* Nuvelo, Inc.	571,400	9,714
Mylan Laboratories, Inc.	422,690	9,282
* Salix Pharmaceuticals, Ltd.	908,514	9,267
* Illumina, Inc.	240,165	9,182
* InterMune Inc.	562,500	8,983
* VCA Antech, Inc.	255,100	8,921
Medicis Pharmaceutical Corp.	323,200	8,907
Valeant Pharmaceuticals International	514,300	8,887
Hillenbrand Industries, Inc.	178,200	8,849
* Gen-Probe Inc.	169,625	8,812
* Affymetrix, Inc.	403,400	8,701
* Rigel Pharmaceuticals, Inc.	816,400	8,327
* Kinetic Concepts, Inc.	183,200	8,163
* Isis Pharmaceuticals, Inc.	1,358,049	8,162
* MWI Veterinary Supply Inc.	213,500	8,000
* Myriad Genetics, Inc.	324,000	7,977
* DaVita, Inc.	159,185	7,962
* BioMarin Pharmaceutical Inc.	544,800	7,960
Dade Behring Holdings Inc.	194,800	7,934
* Axcan Pharma Inc.	611,700	7,934
Cooper Cos., Inc.	178,550	7,892
* Digene Corp.	186,950	7,891
* Haemonetics Corp.	178,780	7,843
* ArthroCare Corp.	175,758	7,740
* PSS World Medical, Inc.	388,378	7,709
* Candela Corp.	487,634	7,607
* Regeneron Pharmaceuticals, Inc.	552,200	7,543
* Apria Healthcare Group Inc.	426,800	7,478
Mentor Corp.	167,100	7,429
IMS Health, Inc.	269,525	7,396
*^ OSI Pharmaceuticals, Inc.	221,112	7,383
* Magellan Health Services, Inc.	150,400	7,230
*^ Telik, Inc.	420,041	7,124
* Penwest Pharmaceuticals Co.	338,001	7,030
* The TriZetto Group, Inc.	512,975	6,956
* inVentiv Health, Inc.	244,882	6,832
* Noven Pharmaceuticals, Inc.	345,400	6,825
* Zoll Medical Corp.	192,742	6,777
*^ Pain Therapeutics, Inc.	806,200	6,716
* Myogen, Inc.	214,302	6,613
* Radiation Therapy Services, Inc.	237,883	6,608
West Pharmaceutical Services, Inc.	169,200	6,565
* Xenoport Inc.	374,513	6,509
* Odyssey Healthcare, Inc.	356,650	6,423
* Sciele Pharma, Inc.	306,000	6,255
* CV Therapeutics, Inc.	502,400	6,154
* Luminex Corp.	354,380	6,067
* Exelixis, Inc.	679,700	6,049
* Greatbatch, Inc.	246,322	6,037
* Cell Genesys, Inc.	1,210,500	5,944
* ICU Medical, Inc.	142,186	5,941
* Thermo Electron Corp.	158,700	5,873
* Molina Healthcare Inc.	176,700	5,856
* Abaxis, Inc.	250,573	5,680
* K-V Pharmaceutical Co. Class A	297,600	5,640
* Seattle Genetics, Inc.	1,358,504	5,515
*^ Geron Corp.	827,393	5,287
Owens & Minor, Inc. Holding Co.	172,100	5,199
* Viasys Healthcare Inc.	201,000	5,178
*^ Martek Biosciences Corp.	185,200	5,173
Brookdale Senior Living Inc.	108,910	5,064
* ImClone Systems, Inc.	151,000	4,908
* Thoratec Corp.	348,000	4,802
* MedImmune Inc.	186,600	4,736
* Arena Pharmaceuticals, Inc.	455,850	4,718
* Durect Corp.	1,496,400	4,714
* Patterson Cos	138,000	4,590
* Progenics Pharmaceuticals, Inc.	201,000	4,414
*^ Enzon Pharmaceuticals, Inc.	550,500	4,410
* Cytokinetics, Inc.	729,049	4,243
*^ Tanox, Inc.	297,379	4,241
* Symmetry Medical Inc.	282,200	4,100
* Waters Corp.	95,500	3,885
* ImmunoGen, Inc.	1,286,000	3,871
* Diversa Corp.	413,371	3,869
* Symbion, Inc.	205,187	3,860
* Inverness Medical Innovations, Inc.	123,850	3,683
* Sirna Therapeutics, Inc.	704,600	3,530
* Kendle International Inc.	118,800	3,454
* WellCare Health Plans Inc.	70,300	3,449
* Onyx Pharmaceuticals, Inc.	212,500	3,338
* Impax Laboratories, Inc.	662,300	3,209
* AmSurg Corp.	143,563	3,183
* OraSure Technologies, Inc.	330,200	3,084
* Alnylam Pharmaceuticals Inc.	239,700	3,061
* Invitrogen Corp.	46,900	2,898
Meridian Bioscience Inc.	136,000	2,856
Chemed Corp.	69,730	2,565
Computer Programs and Systems, Inc.	68,500	2,527
*^ Nighthawk Radiology Holdings, Inc.	120,006	2,386
* Hi-Tech Pharmacal Co., Inc.	138,300	2,267
* Applera Corp.-Celera Genomics Group	157,980	2,133
* ViroPharma Inc.	271,600	2,113
* Cytyc Corp.	84,903	2,089
Vital Signs, Inc.	39,509	2,034
CNS, Inc.	87,100	1,979
* Biosite Inc.	49,600	1,933
* Psychiatric Solutions, Inc.	59,400	1,871
Beckman Coulter, Inc.	26,700	1,529
* MedCath Corp.	66,900	1,406
* Kos Pharmaceuticals, Inc.	33,900	1,401
* Healthspring, Inc.	67,300	1,252
*^ SurModics, Inc.	34,100	1,219
*^ Pozen Inc.	148,091	1,118
* American Medical Systems Holdings, Inc.	60,100	1,097
* Cutera, Inc.	47,600	1,050
* Quidel Corp.	109,700	1,046
* Abraxis Bioscience, Inc.	50,700	1,017
* PAREXEL International Corp.	34,000	1,009
* Immucor Inc.	48,449	965
* Sunrise Senior Living, Inc.	32,900	950
* Merit Medical Systems, Inc.	56,934	827
* United Therapeutics Corp.	13,150	780
*^ Coley Pharmaceutical Group	67,400	733
* Somanetics Corp.	41,500	703
* Ventana Medical Systems, Inc.	14,200	662
* Immunomedics Inc.	303,100	618
* Molecular Devices Corp.	26,770	618
* Trimeris, Inc.	63,800	606
* Lexicon Genetics Inc.	127,100	561
* Genomic Health, Inc.	44,700	510
*^ New River Pharmaceuticals Inc.	20,400	499
* Kyphon Inc.	14,007	477
Young Innovations, Inc.	10,361	363
* Integra LifeSciences Holdings	7,789	287
* PRA International	12,294	284

		1,867,923

Industrials (16.2%)
* Swift Transportation Co., Inc.	2,889,097	77,283
MSC Industrial Direct Co., Inc. Class A	1,547,469	63,802
* The Dun & Bradstreet Corp.	868,100	57,920
* Terex Corp.	961,700	43,123
Donaldson Co., Inc.	1,289,400	42,408
Watsco, Inc.	893,100	39,582
Fastenal Co.	1,032,100	36,712
* The Advisory Board Co.	746,890	34,603
Harsco Corp.	412,405	33,244
* Wesco International, Inc.	557,400	32,469
Oshkosh Truck Corp.	680,165	29,165
The Corporate Executive Board Co.	303,452	28,524
Equifax, Inc.	865,000	27,922
* Monster Worldwide Inc.	690,315	27,613
Albany International Corp.	761,200	27,350
* AMR Corp.	1,136,900	25,012
Robert Half International, Inc.	748,837	24,232
* Corrections Corp. of America	425,665	23,241
Con-way, Inc.	463,848	22,951
* EGL, Inc.	512,800	22,517
Manpower Inc.	366,205	21,782
* Alliant Techsystems, Inc.	270,000	21,638
* Continental Airlines, Inc. Class B	810,000	21,335
* United Rentals, Inc.	749,400	20,923
Knight Transportation, Inc.	1,207,600	20,722
Heartland Express, Inc.	1,374,320	20,684
Joy Global Inc.	541,000	20,298
JLG Industries, Inc.	1,107,400	20,044
Cummins Inc.	164,000	19,188
Chicago Bridge & Iron Co. N.V	771,585	18,719
* Energy Conversion Devices, Inc.	551,077	18,544
* McDermott International, Inc.	404,495	18,421
* Suntech Power Holdings Co., Ltd. ADR	696,600	18,063
* BE Aerospace, Inc.	697,043	17,252
*^ USG Corp.	370,200	17,162
* US Airways Group Inc.	372,000	16,997
* Jacobs Engineering Group Inc.	198,800	16,498
The Manitowoc Co., Inc.	412,910	16,211
* ChoicePoint Inc.	464,250	15,859
* AirTran Holdings, Inc.	1,262,200	15,828
* Labor Ready, Inc.	966,728	15,767
* Thomas & Betts Corp.	328,000	15,524
* JetBlue Airways Corp.	1,446,800	15,466
*^ Encore Wire Corp.	421,057	14,943
Carlisle Co., Inc.	186,225	14,878
Washington Group International, Inc.	267,200	14,429
Trinity Industries, Inc.	426,210	14,244
* General Cable Corp.	394,400	14,080
GATX Corp.	353,300	13,846
UTI Worldwide, Inc.	591,585	13,784
*^ Ceradyne, Inc.	277,539	13,569
* Aviall, Inc.	276,100	13,123
Herman Miller, Inc.	436,100	12,390
Werner Enterprises, Inc.	675,500	12,159
Lincoln Electric Holdings, Inc.	209,600	12,027
Administaff, Inc.	376,200	11,892
* Kirby Corp.	355,100	11,402
* Flowserve Corp.	217,100	11,246
Landstar System, Inc.	262,700	11,215
Lennox International Inc.	483,600	11,031
* Cenveo Inc.	567,600	10,858
Acuity Brands, Inc.	240,700	10,526
HNI Corp.	256,700	10,425
Franklin Electric, Inc.	217,700	10,356
Roper Industries Inc.	221,515	10,012
* Navistar International Corp.	445,457	9,960
* American Commercial Lines Inc.	179,465	9,862
Horizon Lines Inc.	595,050	9,521
The Toro Co.	228,900	9,479
Precision Castparts Corp.	156,969	9,363
* Trex Co., Inc.	320,000	9,024
* AAR Corp.	373,900	8,854
* FuelCell Energy, Inc.	949,200	8,381
^ Simpson Manufacturing Co.	293,100	8,207
* H&E Equipment Services, Inc.	309,567	8,197
* Spherion Corp.	1,038,887	7,896
* Allied Waste Industries, Inc.	765,050	7,773
* Global Cash Access, Inc.	511,980	7,669
Mueller Industries Inc.	208,400	7,657
Ametek, Inc.	179,975	7,635
Ryder System, Inc.	149,100	7,515
* Williams Scotsman International Inc.	349,335	7,451
The Timken Co.	230,699	7,429
Steelcase Inc.	490,600	7,207
* Tetra Tech, Inc.	441,650	7,080
* Old Dominion Freight Line, Inc.	213,255	6,948
* Consolidated Graphics, Inc.	140,825	6,927
* Amerco, Inc.	78,094	6,888
Skywest, Inc.	279,400	6,775
* Mobile Mini, Inc.	215,001	6,583
Bucyrus International, Inc.	130,959	6,379
* Alaska Air Group, Inc.	168,000	6,238
John H. Harland Co.	158,600	6,235
* Covanta Holding Corp.	349,400	6,167
Forward Air Corp.	179,000	5,744
Granite Construction Co.	128,400	5,584
Arkansas Best Corp.	123,500	5,487
* Copart, Inc.	203,400	5,419
* United Stationers, Inc.	106,100	5,217
* The Middleby Corp.	66,500	5,202
Pentair, Inc.	177,000	5,083
Crane Co.	129,600	4,977
* NCI Building Systems, Inc.	105,000	4,908
United Industrial Corp.	103,800	4,670
* Hexcel Corp.	317,847	4,567
* Superior Essex Inc.	146,566	4,500
Freightcar America Inc.	82,200	4,411
Actuant Corp.	97,725	4,301
*^ Lamson & Sessions Co.	150,000	4,205
* Genlyte Group, Inc.	59,386	4,130
Nordson Corp.	90,600	4,122
* ExpressJet Holdings, Inc.	533,200	3,647
^ American Woodmark Corp.	105,800	3,595
* Stericycle, Inc.	53,500	3,594
* Columbus McKinnon Corp.	177,300	3,339
* Quanta Services, Inc.	205,200	3,275
Applied Industrial Technology, Inc.	138,525	3,230
Kelly Services, Inc. Class A	117,269	3,174
Pacer International, Inc.	104,900	3,131
The Brink's Co.	54,900	3,024
* Kforce Inc.	217,138	2,708
A.O. Smith Corp.	62,300	2,670
Wabtec Corp.	98,300	2,611
* Accuride Corp.	228,400	2,512
McGrath RentCorp	91,103	2,462
Kaydon Corp.	63,300	2,295
Universal Forest Products, Inc.	45,000	2,286
* American Reprographics Co.	68,300	2,184
Apogee Enterprises, Inc.	151,300	2,174
* West Corp.	44,500	2,123
* Celadon Group Inc.	120,600	2,119
Walter Industries, Inc.	45,139	2,020
* Teledyne Technologies, Inc.	52,800	2,015
* K&F Industries Holdings	121,100	1,940
* ABX Air, Inc.	335,534	1,809
Bluelinx Holdings Inc.	146,300	1,744
Hubbell Inc. Class B	36,900	1,734
Valmont Industries, Inc.	31,300	1,592
* Innovative Solutions and Support, Inc.	104,000	1,576
Insteel Industries, Inc.	72,800	1,507
* CBIZ Inc.	202,900	1,497
* Orbital Sciences Corp.	82,100	1,470
* Clean Harbors Inc.	39,693	1,464
* Perini Corp.	64,400	1,457
* Triumph Group, Inc.	30,100	1,444
Regal-Beloit Corp.	35,500	1,411
*^ American Science & Engineering, Inc.	27,660	1,403
Watson Wyatt & Co. Holdings	41,600	1,371
* On Assignment, Inc.	157,300	1,345
Barnes Group, Inc.	70,800	1,204
J.B. Hunt Transport Services, Inc.	50,332	1,035
* Builders FirstSource, Inc.	56,506	981
* RailAmerica, Inc.	97,700	981
* Navigant Consulting, Inc.	51,400	981
Vicor Corp.	80,200	918
Aramark Corp. Class B	28,500	915
Graco, Inc.	19,550	768
* Teletech Holdings Inc.	57,972	730
* Hudson Highland Group, Inc.	72,655	719
* P.A.M. Transportation Services, Inc.	24,400	694
*^ Distributed Energy Systems Corp.	135,600	560
* CRA International Inc.	12,200	552
* Herley Industries Inc.	50,200	539
HEICO Corp.	15,600	481
* Heidrick & Struggles International, Inc.	14,225	460
AAON, Inc.	19,619	458
* Ladish Co., Inc.	8,900	303
The Greenbrier Cos., Inc.	8,000	222
Waste Industries USA, Inc.	8,565	190
* EMCOR Group, Inc.	2,400	124

		1,821,627

Information Technology (22.4%)
* Akamai Technologies, Inc.	2,436,955	96,577
* Red Hat, Inc.	3,765,781	89,174
* Foundry Networks, Inc.	5,419,428	56,145
* Informatica Corp.	3,306,040	46,185
* Citrix Systems, Inc.	1,370,541	43,542
* Alliance Data Systems Corp.	800,017	41,057
* Ceridian Corp.	1,658,350	39,817
* DST Systems, Inc.	691,000	38,910
* Integrated Device Technology Inc.	2,501,922	38,705
* MEMC Electronic Materials, Inc.	1,267,915	38,570
* BMC Software, Inc.	1,636,000	38,315
* CommScope, Inc.	1,200,100	37,479
* CheckFree Corp.	830,859	36,973
* MPS Group, Inc.	2,790,095	36,243
* Ingram Micro, Inc. Class A	1,898,300	33,467
* Microsemi Corp.	1,316,647	33,311
* Brocade Communications Systems, Inc.	5,129,700	32,112
Tektronix, Inc.	1,062,200	28,966
FactSet Research Systems Inc.	620,177	27,226
* Western Digital Corp.	1,475,200	25,875
* Polycom, Inc.	1,150,475	25,541
* Cadence Design Systems, Inc.	1,561,000	25,273
Intersil Corp.	1,030,564	24,229
Global Payments Inc.	562,300	23,920
* Zoran Corp.	1,468,675	23,572
* Ciena Corp.	6,483,800	23,536
* Electronics for Imaging, Inc.	1,151,500	23,237
ADTRAN Inc.	1,058,050	23,140
* WebEx Communications, Inc.	663,950	22,760
*^ Heartland Payment Systems, Inc.	814,166	21,209
* Avocent Corp.	817,138	20,902
* LAM Research Corp.	495,003	20,587
* ON Semiconductor Corp.	3,231,797	20,328
* Euronet Worldwide, Inc.	799,800	20,323
* Plexus Corp.	775,654	19,329
Harris Corp.	422,500	19,245
MoneyGram International, Inc.	611,800	18,752
* Iron Mountain, Inc.	446,700	18,315
Fair Isaac, Inc.	525,000	17,735
* Progress Software Corp.	779,225	17,634
* Littelfuse, Inc.	520,500	17,582
* Silicon Laboratories Inc.	475,600	17,559
* Varian Semiconductor Equipment Associates, Inc.	540,700	17,140
* ViaSat, Inc.	687,700	16,986
* Digital Insight Corp.	715,427	16,884
* Atheros Communications	993,700	16,416
* Trimble Navigation Ltd.	341,550	16,405
* Benchmark Electronics, Inc.	672,000	16,350
* Cognos Inc.	508,100	15,878
* Avnet, Inc.	868,500	15,807
* Affiliated Computer Services, Inc. Class A	309,100	15,742
* VeriFone Holdings, Inc.	556,300	15,715
* Brightpoint, Inc.	1,064,214	15,612
*^ OmniVision Technologies, Inc.	810,900	15,407
* Cypress Semiconductor Corp.	977,900	14,854
* Hutchinson Technology, Inc.	807,200	14,570
* NICE-Systems Ltd. ADR	553,112	14,497
* Ariba, Inc.	1,838,525	14,340
* Concur Technologies, Inc.	1,097,900	14,339
* Internet Security Systems, Inc.	635,196	14,286
* Entegris Inc.	1,441,100	13,618
* Stratex Networks, Inc.	3,857,500	13,540
* CSG Systems International, Inc.	518,770	13,509
* Mettler-Toledo International Inc.	217,600	13,389
* Keane, Inc.	921,100	13,282
* Vignette Corp.	1,011,600	13,141
* International Rectifier Corp.	358,225	12,771
* Sycamore Networks, Inc.	3,471,100	12,635
* BEA Systems, Inc.	1,035,800	12,160
* ManTech International Corp.	426,335	12,018
* Sonic Solutions, Inc.	833,600	11,845
* BISYS Group, Inc.	962,069	11,814
* Cymer, Inc.	299,887	11,732
Acxiom Corp.	466,550	11,421
* Agere Systems Inc.	781,200	11,374
* RF Micro Devices, Inc.	1,834,400	11,300
* Powerwave Technologies, Inc.	1,407,500	11,176
* Comverse Technology, Inc.	575,024	11,144
* NCR Corp.	343,450	11,038
* SRA International, Inc.	455,450	11,017
* Transaction Systems Architects, Inc.	296,844	10,989
* Sapient Corp.	2,255,200	10,825
* Opsware, Inc.	1,556,500	10,818
* MicroStrategy Inc.	131,200	10,817
AVX Corp.	712,800	10,792
* Tellabs, Inc.	1,130,000	10,622
* Witness Systems, Inc.	666,483	10,617
* Komag, Inc.	271,228	10,391
* Micrel, Inc.	966,700	10,324
* Marchex, Inc.	792,100	10,099
* Tessera Technologies, Inc.	310,200	9,762
CDW Corp.	164,300	9,707
* MICROS Systems, Inc.	240,239	9,610
* Teradyne, Inc.	712,100	9,357
*^ Multi-Fineline Electronix, Inc.	370,969	9,222
* Novellus Systems, Inc.	360,536	9,125
* Trident Microsystems, Inc.	518,523	8,929
Molex, Inc.	267,600	8,488
* RealNetworks, Inc.	833,400	8,326
* Hyperion Solutions Corp.	266,141	8,293
* VeriSign, Inc.	458,785	8,226
* JDS Uniphase Corp.	3,835,200	8,169
* MasterCard, Inc. Class A	171,025	7,845
* CNET Networks, Inc.	920,100	7,766
* Intermec, Inc.	317,845	7,755
* Nuance Communications, Inc.	808,210	7,484
* Insight Enterprises, Inc.	441,725	7,483
* Silicon Image, Inc.	700,514	7,411
* TTM Technologies, Inc.	671,260	7,411
* FormFactor Inc.	172,043	7,375
* MRO Software Inc.	347,156	7,332
* The Knot, Inc.	377,700	7,199
*^ UTStarcom, Inc.	864,000	7,180
* Sybase, Inc.	338,991	7,136
* Vishay Intertechnology, Inc.	501,100	7,030
* Itron, Inc.	150,130	6,987
* Amkor Technology, Inc.	1,122,400	6,936
^ Quality Systems, Inc.	208,100	6,892
* SPSS, Inc.	252,887	6,836
*^ SiRF Technology Holdings, Inc.	356,946	6,818
* Cognizant Technology Solutions Corp.	103,639	6,787
*^ Finisar Corp.	2,416,700	6,767
* Sykes Enterprises, Inc.	410,202	6,694
* Verigy Ltd.	442,100	6,609
* Quest Software, Inc.	482,218	6,592
* Hewitt Associates, Inc.	291,775	6,556
* Rofin-Sinar Technologies Inc.	121,300	6,530
* Websense, Inc.	342,600	6,424
* Ulticom, Inc.	646,600	6,421
* Intergraph Corp.	179,400	6,374
* Emulex Corp.	417,177	6,212
* ATMI, Inc.	229,325	6,093
* QLogic Corp.	347,800	6,083
* Cirrus Logic, Inc.	857,685	5,978
* Bookham, Inc.	2,004,000	5,972
Daktronics, Inc.	210,800	5,932
* Compuware Corp.	847,500	5,924
* Digitas Inc.	700,200	5,777
* Atmel Corp.	1,175,210	5,629
* ValueClick, Inc.	381,675	5,500
* Advanced Energy Industries, Inc.	406,651	5,262
* Kanbay International Inc.	358,667	5,201
* Coherent, Inc.	161,756	5,186
* Tekelec	480,325	4,943
* Photronics Inc.	353,769	4,942
* EarthLink, Inc.	681,400	4,913
* McAfee Inc.	223,600	4,819
National Semiconductor Corp.	206,119	4,794
* Supertex, Inc.	142,000	4,720
Jack Henry & Associates Inc.	248,400	4,687
* Autodesk, Inc.	136,978	4,672
* ANSYS, Inc.	94,400	4,332
* Ixia	442,875	4,105
* Aeroflex, Inc.	398,188	4,038
* aQuantive, Inc.	195,950	4,017
* Rogers Corp.	66,400	3,785
*^ Bankrate, Inc.	123,300	3,710
* Novell, Inc.	571,000	3,706
United Online, Inc.	338,722	3,695
CTS Corp.	253,600	3,654
Talx Corp.	174,202	3,580
* Openwave Systems Inc.	537,362	3,541
* Arris Group Inc.	325,304	3,478
* PortalPlayer Inc.	317,168	3,432
* Hypercom Corp.	358,200	3,367
* LSI Logic Corp.	410,300	3,364
*^ salesforce.com, Inc.	126,400	3,248
* Marvell Technology Group Ltd.	173,690	3,222
* j2 Global Communications, Inc.	107,370	3,006
* Mattson Technology, Inc.	354,458	2,885
* Diodes Inc.	76,900	2,760
* Silicon Storage Technology, Inc.	683,453	2,720
Diebold, Inc.	65,600	2,650
* NETGEAR, Inc.	132,412	2,562
* FEI Co.	117,625	2,562
*^ Cogent Inc.	180,000	2,547
* TIBCO Software Inc.	315,100	2,508
*^ Neoware Systems, Inc.	201,000	2,488
* Redback Networks Inc.	149,159	2,306
*^ Netlogic Microsystems Inc.	92,400	2,264
*^ EMCORE Corp.	319,445	2,255
*^ Genesis Microchip Inc.	165,300	2,232
* Fairchild Semiconductor International, Inc.	134,400	2,199
*^ Click Commerce, Inc.	138,400	2,064
* Kopin Corp.	614,777	2,041
Cohu, Inc.	130,600	1,983
* NAVTEQ Corp.	70,200	1,978
* ScanSource, Inc.	64,600	1,922
* Activision, Inc.	157,400	1,881
* Tech Data Corp.	50,500	1,878
* Parametric Technology Corp.	120,387	1,861
Stellent Inc.	196,200	1,844
* Anaren, Inc.	92,700	1,657
* Sanmina-SCI Corp.	478,700	1,656
* Advent Software, Inc.	52,900	1,652
* Conexant Systems, Inc.	909,500	1,628
infoUSA Inc.	169,128	1,610
* Palm, Inc.	102,000	1,521
* Blue Coat Systems, Inc.	104,500	1,503
* Global Imaging Systems, Inc.	33,000	1,395
* Tyler Technologies, Inc.	108,000	1,298
* Cabot Microelectronics Corp.	42,900	1,278
* RSA Security Inc.	45,900	1,266
Technitrol, Inc.	51,000	1,264
* Veeco Instruments, Inc.	55,300	1,232
National Instruments Corp.	44,200	1,227
QAD Inc.	158,917	1,208
* Lawson Softward, Inc.	177,000	1,186
* Intevac, Inc.	54,600	1,150
* InfoSpace, Inc.	52,100	1,149
* Paxar Corp.	61,300	1,129
* DTS Inc.	58,800	1,095
* Radiant Systems, Inc.	91,751	1,006
* Photon Dynamics, Inc.	83,300	885
* Wright Express Corp.	28,969	868
* Identix, Inc.	109,279	865
Startek, Inc.	64,300	856
* Manhattan Associates, Inc.	39,300	828
Anixter International Inc.	14,200	783
* 24/7 Real Media, Inc.	96,800	768
* NetScout Systems, Inc.	91,600	589
* NIC Inc.	101,689	560
* Rimage Corp.	22,100	538
MTS Systems Corp.	13,200	487
* TNS Inc.	23,500	484
* Asyst Technologies, Inc.	67,200	468
* Arrow Electronics, Inc.	16,500	466
* Power Integrations, Inc.	25,500	405
* LoJack Corp.	24,200	383
* eFunds Corp.	15,700	330
* Standard Microsystem Corp.	12,296	327
Integral Systems, Inc.	8,500	253
* JDA Software Group, Inc.	12,700	196
* Metrologic Instruments, Inc.	7,600	110
* iGATE Corp.	25,400	105
* Interwoven Inc.	2,400	23

		2,529,243

Materials (4.1%)
Reliance Steel & Aluminum Co.	969,766	34,766
Martin Marietta Materials, Inc.	401,200	32,305
Allegheny Technologies Inc.	500,900	32,003
AptarGroup Inc.	611,200	31,477
Steel Dynamics, Inc.	457,400	26,538
Albemarle Corp.	409,050	20,624
Eagle Materials, Inc.	562,900	20,242
* Titanium Metals Corp.	649,000	18,717
Carpenter Technology Corp.	181,700	17,879
* Hercules, Inc.	1,255,700	17,454
United States Steel Corp.	261,300	16,480
Minerals Technologies, Inc.	301,700	15,272
Cytec Industries, Inc.	281,800	15,051
* AK Steel Corp.	1,148,100	14,833
Tronox Inc. Class B	1,026,400	13,497
* Pactiv Corp.	526,500	12,905
Commercial Metals Co.	524,500	11,901
Ferro Corp.	726,800	11,738
Florida Rock Industries, Inc.	293,500	11,171
* Oregon Steel Mills, Inc.	198,500	9,179
^ Cleveland-Cliffs Inc.	210,398	7,606
* RTI International Metals, Inc.	157,900	7,276
* Chaparral Steel Co.	94,400	6,626
Celanese Corp. Series A	323,600	6,216
* Hecla Mining Co.	1,105,882	5,817
Airgas, Inc.	160,000	5,800
* U.S. Concrete, Inc.	473,320	4,123
Ball Corp.	106,700	4,087
Silgan Holdings, Inc.	104,356	3,862
Quanex Corp.	92,700	3,364
NewMarket Corp.	66,300	3,300
* Huntsman Corp.	200,800	3,203
Greif Inc. Class A	40,500	2,803
* Stillwater Mining Co.	217,600	2,537
A.M. Castle & Co.	61,900	2,048
AMCOL International Corp.	79,800	1,849
* Aleris International Inc.	30,300	1,240
Texas Industries, Inc.	22,000	1,086
Olympic Steel, Inc.	25,100	883
* W.R. Grace & Co.	60,200	551
* Crown Holdings, Inc.	25,900	431
Ryerson Tull, Inc.	4,400	119

		458,859

Telecommunication Services (0.8%)
* NeuStar, Inc. Class A	834,285	25,746
* NII Holdings Inc.	195,100	10,297
* American Tower Corp. Class A	275,815	9,323
Telephone & Data Systems, Inc.	157,409	6,432
* SBA Communications Corp.	249,625	5,961
* Time Warner Telecom Inc.	354,100	5,931
* Leap Wireless International, Inc.	122,100	5,458
* Cincinnati Bell Inc.	1,329,419	5,331
*^ Level 3 Communications, Inc.	912,700	3,569
Commonwealth Telephone Enterprises, Inc.	100,020	3,352
* Crown Castle International Corp.	94,500	3,329
* Syniverse Holdings Inc.	234,400	3,277
^ Golden Telecom, Inc.	96,488	2,385
* U.S. Cellular Corp.	18,400	1,107

		91,498

Utilities (0.6%)
UGI Corp. Holding Co.	686,200	17,052
* El Paso Electric Co.	775,900	17,008
PNM Resources Inc.	588,700	15,783
Equitable Resources, Inc.	230,400	8,297
CenterPoint Energy Inc.	462,800	6,359
Ormat Technologies Inc.	131,000	4,846
DPL Inc.	53,600	1,488

		70,833

Exchange-Traded Funds (1.5%)
^1 Vanguard Small-Cap ETF	1,982,703	122,313
1 Vanguard Small-Cap Growth ETF	780,800	45,731

		168,044

Total Common Stocks
(Cost $10,323,648)		10,923,703

Temporary Cash Investments (5.4%)

Money Market Fund (4.9%)

2 Vanguard Market Liquidity Fund, 5.276%	547,844,783	547,845

	Face
	Amount
	($000)

Repurchase Agreement (0.3%)

Deutsche Bank
5.280%, 8/1/06	36,400	36,400
(Dated 7/31/06, Repurchase Value $36,405,000 collateralized
by Federal Home Loan Mortgage Corp., 5.000%-7.000%,
4/1/34-7/1/36 and Government National Mortgage Assn.,
5.000%, 7/15/33)

U.S. Government & Agency Obligations (0.2%)

3 Federal Home Loan Bank
4 5.382%, 9/29/06	20,000	19,832
3 Federal National Mortgage Assoc
4 5.341%, 10/18/06	2,000	1,978
U.S. Treasury Bill
4 4.666%-4.826%, 8/24/06	5,400	5,383

		27,193

Total Temporary Cash Investments
(Cost $611,432)		611,438

Total Investments (102.3%)
(Cost $10,935,080)		11,535,141

Other Assets and Liabilities-Net (-2.3%)		(263,136)

Net Assets (100%)		11,272,005

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $27,193,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2006, the cost of investment securities for tax purposes was $10,943,994,000. Net unrealized appreciation of investment securities for tax purposes was $591,147,000 consisting of unrealized gains of $1,437,892,000 on securities that had risen in value since their purchase and $846,745,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 4.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	308	108,508	968
E-mini Russell 2000 Index	350	24,661	363
E-mini NASDAQ 100 Index	447	13,578	(508)
NASDAQ 100 Index	39	5,923	(218)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 19, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.